Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Short-Term Lease and Long-Term Operating Leases (Details)	Dec. 31, 2024 USD ($)
Short-term office rental fees [Member]
Schedule of Future Minimum Lease Payments under Short-Term Lease [Line Items]
Future minimum lease payments, Within one year	$ 47,518
Future minimum lease payments, One to three years	11,879
Future minimum lease payments, Above three years
Future minimum lease payments, Total	59,397
Long-term Office Rental Fees [Member]
Schedule of Future Minimum Lease Payments under Short-Term Lease [Line Items]
Future minimum lease payments, Within one year	19,066
Future minimum lease payments, One to three years	146,310
Future minimum lease payments, Above three years	65,286
Future minimum lease payments, Total	$ 230,662